COMMON SHARES- Rights of the common shares gross proceeds (Details) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 Vote shares	Jun. 17, 2022 shares
EQUITY
Number of vote per share | Vote	1	1
Series S1 Convertible Preferred stock, Shares authorized | shares	70,000,000	70,000,000	70,000,000
Series S1 Convertible Preferred stock, Liquidation price per share	$ 6.00
Value divided to ascertain shares convertible	0.10
Series S1 Convertible Preferred stock, conversion price per share	0.10
Series S1 Convertible Preferred stock, conversion price per share after reverse stock split	$ 6.00
Gross proceeds from sale of equity securities | $	$ 30